Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from (used in) operating activities [abstract]
Net income (loss)	€ (52,809)	€ (63,984)	[1]	€ (20,759)	[1]
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Depreciation and amortization, net	4,596	56,797		16,529
Employee benefits costs	437	216		685
Provisions for charges	4	604		(484)
Share-based compensation expense	2,617	2,475		3,826
Change in fair value of financial assets	(987)	577		(4,065)
Foreign exchange (gains) losses on financial assets	(1,136)	1,256		(280)
Change in accrued interests on financial assets	(55)	372		(237)
Gains (losses) on assets and other financial assets	(367)	(962)		(1,290)
Interest paid	312	341		204
Other profit or loss items with no cash effect	(1,185)	(254)		550
Operating cash flow before change in working capital	(48,573)	(2,562)		(5,321)
Change in working capital	(9,884)	(49,206)		40,246
Net cash generated from / (used in) operating activities	(58,457)	(51,767)		34,924
Cash flows from (used in) investing activities [abstract]
Acquisition of intangible assets	(401)	(10,375)		(64,130)
Acquisition of property and equipment, net	(929)	(907)		(1,271)
Purchase of non-current financial instruments	0	(3,000)		0
Disposal of property and equipment	7	9		0
Disposal of other assets	40	0		0
Acquisition of other assets	(1)	(59)		(10)
Disposal of current financial instruments	0	0		0
Disposal of non-current financial instruments	0	0		2,000
Interest received on financial assets	367	962		1,290
Net cash generated from / (used in) investing activities	(917)	(13,370)		(62,121)
Cash flows from (used in) financing activities [abstract]
Proceeds from the exercise / subscription of equity instruments	499	48		44
Increase in capital, net	0	0		66,006
Proceeds from borrowings	28,700	1,360		13,900
Repayment of borrowings	(2,069)	(2,245)		(1,982)
Net interest paid	(312)	(341)		(204)
Net cash generated from / (used in) financing activities	26,818	(1,177)		77,765
Effect of the exchange rate changes	(483)	219		5
Net increase / (decrease) in cash and cash equivalents	(33,037)	(66,096)		50,573
Cash and cash equivalents at the beginning of the year	136,792	202,887		152,314
Cash and cash equivalents at the end of the year	103,756	136,792		202,887
Summary of changes in working capital [abstract]
Trade receivables and others (excluding rebates related to capital expenditures)	48,241	51,635		28,716
Trade receivables and others (excluding rebates related to capital expenditures), variance	3,394	(22,919)
Trade payables and others (excluding payables related to capital expenditures)	(28,573)	(29,519)		(36,047)
Trade payables and others (excluding payables related to capital expenditures), variance	(946)	(6,528)
Collaboration liabilities - current and non-current portion	(40,415)	(46,686)		(21,304)
Collaboration liabilities - current and non-current portion, variance	(6,271)	25,382
Deferred revenue - current and non-current portion	(37,913)	(43,973)		(89,112)
Deferred revenue - current and non-current portion, variance	(6,060)	(45,139)
Change in working capital	(58,660)	(68,543)		(117,747)
Change in working capital, variance	€ (9,884)	€ (49,206)		€ 40,246

[1]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.